PENSION PLANS (Details 4) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Current period service expenses	$ 1,069	$ 2,039	$ (150)
Interest cost
Expected yield from plan's assets	(353)	(307)	(335)
Expected yield of insurance contracts linked to the Plan:
Extraordinary allocations
Actuarial (gain)/ losses recorded in the period
Past service cost
Other
Total	$ 716	$ 1,732	$ (485)